UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              November 14, 2008
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:     $1,211,521
                                             (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP

2.      028-13108                       Cresthill Master Fund, LP

                                                    FORM 13F INFORMATION TABLE
                                                           June 30, 2008

COLUMN 1                     COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6 COLUMN 7          COLUMN 8

                             TITLE                         VALUE    SHRS OR   SH/ PUT/   INVSMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP       (x$1000)  PRN AMT   PRN CALL   DSCRTN  MGRS      SOLE       SHARED  NONE
99 CENTS ONLY STORES          COM               65440K106   86,318  7,868,570 SH         SOLE    NONE       7,868,570
AES CORP                      COM               00130H105    4,620    395,184 SH         SOLE    NONE         395,184
AMERICAN TOWER CORP           CL A              029912201  190,708  5,301,857 SH         SOLE    NONE       5,301,857
AMERICAN WOODMARK CORP        COM               030506109   17,949    799,500 SH         SOLE    NONE         799,500
AMERICREDIT CORP              COM               03060R101   32,691  3,227,101 SH         SOLE    NONE       3,227,101
BALLY TECHNOLOGIES INC        COM               05874B107   69,731  2,302,889 SH         SOLE    NONE       2,302,889
BERKSHIRE HATHAWAY INC DEL    CL A              084670108   13,582        114 SH         SOLE    NONE             114
BERKSHIRE HATHAWAY INC DEL    CL B              084670207   11,409      2,596 SH         SOLE    NONE           2,596
CSX CORP                      COM               126408103      970     17,769 SH         SOLE    NONE          17,769
CARMAX INC                    COM               143130102   65,641  4,688,641 SH         SOLE    NONE       4,688,641
DYNAMEX INC                   COM               26784F103   17,036    598,610 SH         SOLE    NONE         598,610
ENCORE CAP GROUP INC          COM               292554102    9,200    671,513 SH         SOLE    NONE         671,513
ENSTAR GROUP LIMITED          SHS               G3075P101   59,323    609,312 SH         SOLE    NONE         609,312
EXXON MOBIL CORP              COM               30231G102      353      4,543 SH         SOLE    NONE           4,543
FLAGSTONE REINSURANCE HLDGS   SHS               G3529T105   17,120  1,667,025 SH         SOLE    NONE       1,667,025
HFF INC                       CL A              40418F108    1,611    401,842 SH         SOLE    NONE         401,842
IRON MTN INC                  COM               462846106   10,082    413,025 SH         SOLE    NONE         413,025
ISLE OF CAPRI CASINOS INC     COM               464592104    5,015    555,943 SH         SOLE    NONE         555,943
LAMAR ADVERTISING CO          CL A              512815101   76,703  2,483,087 SH         SOLE    NONE       2,483,087
MARKEL CORP                   COM               570535104  141,631    402,933 SH         SOLE    NONE         402,933
MONARCH CASINO & RESORT INC   COM               609027107   16,292  1,430,382 SH         SOLE    NONE       1,430,382
O REILLY AUTOMOTIVE INC       COM               686091109   87,943  3,285,137 SH         SOLE    NONE       3,285,137
PENN NATL GAMING INC          COM               707569109  184,877  6,958,105 SH         SOLE    NONE       6,958,105
PINNACLE ENTMT INC            COM               723456109   15,751  2,083,495 SH         SOLE    NONE       2,083,495
POOL CORPORATION              COM               73278L105   40,244  1,725,000 SH         SOLE    NONE       1,725,000
SIMPSON MANUFACTURING CO INC  COM               829073105   20,760    766,329 SH         SOLE    NONE         766,329
WELLS FARGO & CO NEW          COM               949746101    5,278    140,626 SH         SOLE    NONE         140,626
WHITE RIVER CAPITAL INC       COM               96445P105    2,381    173,137 SH         SOLE    NONE         173,137
MERRIL LYNCH & CO INC         COM               590188108    5,730    226,481 SH         SOLE    NONE         226,481
FRANKLIN STREET PPTYS CORP    COM               35471R106      260     20,000 SH         SOLE    NONE          20,000
ENTERTAINMENT PPTYS TR        COM SH BEN INT    29380T105      312      5,700 SH         SOLE    NONE           5,700




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